Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Grade	Dec. 31, 2013
Allowance for Loan Losses [Abstract]
Grade for a loan to be evaluated for impairment, minimum	6
Allowance for Loan Losses [Roll Forward]
Beginning Balance	$ 18,560	$ 18,936
Charge-offs	(3,809)	(3,287)
Recoveries	42	211
Provisions	3,250	2,700
Ending Balance	18,043	18,560
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	5,333	1,941
Allowances for loan losses, Collectively evaluated for impairment	12,710	16,619
Allowance for loan losses	18,043	18,560
Loans, Individually evaluated for impairment	61,479	68,856
Loans, Collectively evaluated for impairment	651,582	585,685
Loans	713,061	654,541
Commercial and Industrial [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	591	470
Charge-offs	(395)	(4)
Recoveries	0	0
Provisions	1,483	125
Ending Balance	1,679	591
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	1,040	131
Allowances for loan losses, Collectively evaluated for impairment	639	460
Allowance for loan losses	1,679	591
Loans, Individually evaluated for impairment	2,407	622
Loans, Collectively evaluated for impairment	27,685	22,379
Loans	30,092	23,001
Residential [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	414	845
Charge-offs	0	0
Recoveries	5	0
Provisions	(103)	(431)
Ending Balance	316	414
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	238	21
Allowances for loan losses, Collectively evaluated for impairment	78	393
Allowance for loan losses	316	414
Loans, Individually evaluated for impairment	238	967
Loans, Collectively evaluated for impairment	5,621	6,422
Loans	5,859	7,389
Commercial [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	948	1,115
Charge-offs	(16)	0
Recoveries	0	0
Provisions	2,083	(167)
Ending Balance	3,015	948
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	2,535	290
Allowances for loan losses, Collectively evaluated for impairment	480	658
Allowance for loan losses	3,015	948
Loans, Individually evaluated for impairment	14,058	11,736
Loans, Collectively evaluated for impairment	33,863	32,013
Loans	47,921	43,749
Commercial - Owner Occupied [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	4,735	4,095
Charge-offs	(476)	(77)
Recoveries	5	1
Provisions	(968)	716
Ending Balance	3,296	4,735
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	114	331
Allowances for loan losses, Collectively evaluated for impairment	3,182	4,404
Allowance for loan losses	3,296	4,735
Loans, Individually evaluated for impairment	5,951	6,539
Loans, Collectively evaluated for impairment	170,698	163,583
Loans	176,649	170,122
Commercial - Non-owner Occupied [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	7,530	7,379
Charge-offs	(50)	(2,641)
Recoveries	0	0
Provisions	(2,518)	2,792
Ending Balance	4,962	7,530
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	828	801
Allowances for loan losses, Collectively evaluated for impairment	4,134	6,729
Allowance for loan losses	4,962	7,530
Loans, Individually evaluated for impairment	30,407	33,087
Loans, Collectively evaluated for impairment	207,511	187,277
Loans	237,918	220,364
Residential - 1 to 4 Family [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	3,612	4,384
Charge-offs	(2,841)	(554)
Recoveries	32	210
Provisions	3,353	(428)
Ending Balance	4,156	3,612
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	573	338
Allowances for loan losses, Collectively evaluated for impairment	3,583	3,274
Allowance for loan losses	4,156	3,612
Loans, Individually evaluated for impairment	7,960	15,322
Loans, Collectively evaluated for impairment	163,934	132,838
Loans	171,894	148,160
Residential - Multifamily [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	389	312
Charge-offs	0	(8)
Recoveries	0	0
Provisions	(32)	85
Ending Balance	357	389
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	5	6
Allowances for loan losses, Collectively evaluated for impairment	352	383
Allowance for loan losses	357	389
Loans, Individually evaluated for impairment	364	469
Loans, Collectively evaluated for impairment	24,809	23,634
Loans	25,173	24,103
Consumer [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	341	336
Charge-offs	(31)	(3)
Recoveries	0	0
Provisions	(48)	8
Ending Balance	262	341
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	0	23
Allowances for loan losses, Collectively evaluated for impairment	262	318
Allowance for loan losses	262	341
Loans, Individually evaluated for impairment	94	114
Loans, Collectively evaluated for impairment	17,461	17,539
Loans	17,555	17,653
Unallocated [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	0	0
Charge-offs	0	0
Recoveries	0	0
Provisions	0	0
Ending Balance	0	0
Loans and Allowances for Loan Losses [Abstract]
Allowance for loan losses	$ 0	$ 0